TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 28, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable	TRADE ACCOUNTS RECEIVABLE:

	December 28, 2025	December 29, 2024

Trade accounts receivable	$966,762	$553,420
Allowance for expected credit losses	(11,092)	(11,061)
	$955,670	$542,359
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2025	2024

Balance, beginning of fiscal year	$(11,061)	$(11,165)
(Impairment) Reversal of impairment of trade accounts receivable	(2,313)	(380)
Write-off of trade accounts receivable	2,282	484
Balance, end of fiscal year	$(11,092)	$(11,061)